GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1          -            GENERAL

Business Description:

Nova Measuring Instruments Ltd. (the “Company”) was incorporated and commenced operations in 1993 in the design, development and production of process control systems, used in the manufacturing of semiconductors.

The Company continues research and development for the next generation of its products and additional applications for such products. The Company operates in one operating segment.

The Company has wholly owned subsidiaries in the United States of America (the “U.S.”), Japan, Taiwan, Korea and Germany. In 2016, a wholly owned subsidiary in the Netherlands was liquidated.

On April 2, 2015, the Company completed the acquisition of 100% shares of ReVera Inc. (hereinafter – ReVera) a privately-held U.S. company. On December 31,2017 ReVera, merged into its parent Company, Nova Measuring Instruments, Inc.

The ordinary shares of the Company are traded on The NASDAQ Global Market since April 2000 and on the Tel-Aviv Stock Exchange since June 2002.